Income Taxes - Net Deferred Tax Asset (Liability) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Deferred tax assets
Loan loss reserves	$ 48,505	$ 52,182
REO reserves	13,680	18,018
Asset Purchase Tax Basis Difference (net)	8,812	20,008
Delinquent accrued interest	4,767	6,536
Other, net	6,549	3,810
Total deferred tax assets	82,313	100,554
Deferred tax liabilities
FDIC indemnification asset	0	8,033
Federal Home Loan Bank stock dividends	32,810	34,367
Valuation adjustment on available-for-sale securities	12,032	3,706
Loan origination costs	13,002	11,980
Depreciation	22,021	19,722
Core deposit intangible	0	192
Total deferred tax liabilities	79,865	78,000
Net deferred tax asset	2,448	22,554
Current tax asset	14,067	21,446
Net tax asset	$ 16,515	$ 44,000